UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21117
                                                     ---------

                        UBS Credit Recovery Fund, L.L.C.
       ------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                          51 W 52nd Street, 23rd Floor
                               New York, NY 10019
       ------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Steven S. Drachman
                         c/o UBS Financial Services Inc.
                          51 W 52nd Street, 23rd Floor
                               New York, NY 10019
       ------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-882-5819
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                    Date of reporting period: March 31, 2008
                                              --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


                                                                                                   UBS CREDIT RECOVERY FUND, L.L.C.
                                                                                                   SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                                                                         (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                REALIZED AND
                                                                                                                 UNREALIZED
                                                                                               % OF MEMBERS'  GAIN/(LOSS) FROM
INVESTMENT FUND                                                 COST            FAIR VALUE        CAPITAL        INVESTMENTS
-----------------------------------------------------       ------------       ------------    -------------  ----------------
Trilogy Financial Partners, L.P.                            $ 25,500,000       $ 31,931,165        4.78 %      $   (947,376)
Whitebox Hedged High Yield Fund, L.P.                          9,500,000         17,558,309        2.63            (408,079)
Whitebox Hedged High Yield Fund, Ltd.                         31,250,000         37,969,476        5.69            (383,087)
                                                            ------------       ------------     -------        ------------
   CAPITAL STRUCTURE ARBITRAGE SUBTOTAL                     $ 66,250,000       $ 87,458,950       13.10 %      $ (1,738,542)

1861 Capital Municipal Enterprise Domestic Fund, L.P.       $ 20,000,000       $  5,292,399        0.79 %      $(14,707,601)
Brigade Leveraged Capital Structures Fund, L.P.               50,000,000         49,911,049        7.48             (88,951)
European Special Opportunities Fund II, Ltd., Class B         20,000,000         21,807,513        3.27           1,807,513
Indus Structured Finance Fund, L.P.                            7,173,498          7,892,020        1.18             278,595
Marathon Structured Finance Fund, L.P.                        12,533,859         15,703,315        2.35            (809,035)
Marathon Structured Finance Fund, L.P. (Side Pocket)           2,466,141          2,307,475        0.35            (158,666)
Styx Partners, L.P.                                           43,000,000         51,359,652        7.69             592,293
                                                            ------------       ------------     -------        ------------
  DIRECT LOANS/STUCTURED FINANCE SUBTOTAL                   $155,173,498       $154,273,423       23.11 %      $(13,085,852)

Aspen Partners, L.P., Series A                              $          -       $    663,385        0.10 %      $   (265,062)
Gramercy Argentina Opportunity Fund, Ltd.                     10,000,000          9,194,750        1.38          (6,018,399)
Gramercy Emerging Markets 3c7, L.L.C.                         20,000,000         20,682,513        3.10           4,762,465
Highland Crusader Fund, L.P.                                  11,500,000         12,659,738        1.90          (3,109,032)
Marathon Distressed Subprime                                  20,000,000         19,108,440        2.86          (1,086,033)
Marathon Special Opportunity Fund, L.P.                       28,500,000         36,701,335        5.49             123,762
Quadrangle Debt Recovery Fund, L.P.                            6,750,000         16,476,476        2.47            (735,566)
                                                            ------------       ------------     -------        ------------
  DISTRESSED CREDIT SUBTOTAL                                $ 96,750,000       $115,486,637       17.30 %      $ (6,327,865)

Ahab Partners, L.P.                                         $ 16,000,000       $ 21,295,512        3.19 %      $ (2,167,939)
Camulos Master Fund, L.P.                                     22,500,000         20,879,669        3.13          (3,455,491)
Canyon Value Realization Fund, L.P.                           28,900,000         32,930,653        4.93          (1,653,719)
Claren Road Credit Partners, L.P.                             58,500,000         63,701,683        9.54           2,014,555
Cyrus Credit Opportunities Fund II, L.P.                      22,305,255         23,052,935        3.45          (2,826,175)
Cyrus Credit Opportunities Fund II, L.P. (Side Pocket)         1,638,317          1,841,947        0.27              42,203
Cyrus Credit Opportunities Fund II, L.P.,
  SP Intelsat (Side Pocket)                                      456,428            455,667        0.07                (761)
Harbinger Capital Partners Fund I, L.P.                       16,150,000         57,628,312        8.63           4,246,901
Harbinger Capital Partners Special Situations Fund, L.P.       5,250,000         17,839,867        2.67             768,097
Highland Credit Strategies Fund, Ltd.                         13,500,000         14,258,314        2.14          (3,609,765)
Pardus European Special Opportunities Fund, L.P.              13,500,000         10,582,167        1.58          (2,374,085)
                                                            ------------       ------------     -------        ------------
  DIVERSIFIED CREDIT SUBTOTAL                               $198,700,000       $264,466,726       39.60 %      $ (9,016,179)

Redeemed Investment Funds                                              -                  -           -            (123,894)
                                                            ------------       ------------     -------        ------------

  TOTAL                                                     $516,873,498       $621,685,736       93.11 %      $(30,292,332)
                                                            ============       ============     =======        ============


                                                                                                                       DOLLAR AMOUNT
                                                                                                                          OF FAIR
                                                                                                                         VALUE FOR
                                                                INITIAL                                                    FIRST
                                                              ACQUISITION                              FIRST AVAILABLE   AVAILABLE
                                                                 DATE                 LIQUIDITY*         REDEMPTION**   REDEMPTION
-----------------------------------------------------        ------------           -------------      --------------- -------------

Trilogy Financial Partners, L.P.                                1/1/2003               Quarterly
Whitebox Hedged High Yield Fund, L.P.                           2/1/2004                Monthly
Whitebox Hedged High Yield Fund, Ltd.                           9/1/2005                Monthly


   CAPITAL STRUCTURE ARBITRAGE SUBTOTAL

1861 Capital Municipal Enterprise Domestic Fund, L.P.           1/1/2008                Monthly
Brigade Leveraged Capital Structures Fund, L.P.                 2/1/2008               Quarterly
European Special Opportunities Fund II, Ltd., Class B           2/1/2008               Quarterly            6/30/2009     21,807,513
Indus Structured Finance Fund, L.P.                             5/1/2007                Annually            6/30/2010         A
Marathon Structured Finance Fund, L.P.                         11/1/2004               Quarterly
Marathon Structured Finance Fund, L.P. (Side Pocket)           11/1/2004                  N/A
Styx Partners, L.P.                                             8/1/2002                Annually


  DIRECT LOANS/STUCTURED FINANCE SUBTOTAL

Aspen Partners, L.P., Series A                                 10/1/2002                Annually
Gramercy Argentina Opportunity Fund, Ltd.                       8/1/2007               Quarterly
Gramercy Emerging Markets 3c7, L.L.C.                           8/1/2007             Semi-Annually
Highland Crusader Fund, L.P.                                   10/1/2005             Semi-Annually
Marathon Distressed Subprime                                    9/1/2007            Every 18 months
Marathon Special Opportunity Fund, L.P.                        10/1/2002               Quarterly
Quadrangle Debt Recovery Fund, L.P.                            10/1/2002                Annually


  DISTRESSED CREDIT SUBTOTAL

Ahab Partners, L.P.                                             8/1/2002               Quarterly
Camulos Master Fund, L.P.                                       2/1/2006               Quarterly            6/30/2008         B
Canyon Value Realization Fund, L.P.                             8/1/2002                Annually
Claren Road Credit Partners, L.P.                              10/1/2006               Quarterly
Cyrus Credit Opportunities Fund II, L.P.                        8/1/2002              Anniversary
Cyrus Credit Opportunities Fund II, L.P.
  (Side Pocket)                                                 8/1/2002              Anniversary
Cyrus Credit Opportunities Fund II, L.P.,
  SP Intelsat (Side Pocket)                                     8/1/2002              Anniversary
Harbinger Capital Partners Fund I, L.P.                         8/1/2002               Quarterly
Harbinger Capital Partners Special Situations Fund, L.P.        8/1/2006              Anniversary           9/30/2008     17,839,867
Highland Credit Strategies Fund, Ltd.                           4/1/2006               Quarterly
Pardus European Special Opportunities Fund, L.P.                2/1/2006               Quarterly


  DIVERSIFIED CREDIT SUBTOTAL

Redeemed Investment Funds

  TOTAL

*    Available frequency of redemptions after initial lock up period.
** If there is no date indicated, no restrictions exist for the corresponding investment fund.
A Amounts which have been redemption restrictions as of 3/31/2008 can be redeemed as follows: $4,112,757 during 2010 and $3,779,263 during 2011.
B Amounts which have redemption restrictions as of 3/31/2008 can be redeemed as follows: $7,186,602 at 6/30/2008 and $3,785,145 at 9/30/2008. The
     remaining   investment   amount  has  no   lock-up   or  other   redemption
     restrictions.

The following is a summary of the inputs used, as of March 31, 2008, in valuing the Fund's assets at fair value:

              ---------------------------------------------------------------------------------------------------------
                                                                                     INVESTMENTS IN     OTHER FINANCIAL
              VALUATION INPUTS                                                          SECURITIES        INSTRUMENTS*
              ---------------------------------------------------------------------------------------------------------
              LEVEL 1 - QUOTED PRICES                                                    $   -           $           -
              ---------------------------------------------------------------------------------------------------------
              LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS                                  -
              ---------------------------------------------------------------------------------------------------------
              LEVEL 3 - OTHER SIGNIFICANT UNOBSERVABLE INPUTS                                -             621,685,736
              ---------------------------------------------------------------------------------------------------------
                 TOTAL                                                                   $   -           $ 621,685,736
              ---------------------------------------------------------------------------------------------------------

* Other Financial Instruments include investments in investment funds

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:


                                                                                     INVESTMENTS IN    OTHER FINANCIAL
                                                                                        SECURITIES       INSTRUMENTS*
              ---------------------------------------------------------------------------------------------------------
              BALANCE AS OF DECEMBER 31, 2007                                            $   -           $ 503,549,585
              ---------------------------------------------------------------------------------------------------------
                 ACCRUED DISCOUNTS/PREMIUMS                                                  -                       -
              ---------------------------------------------------------------------------------------------------------
                 REALIZED GAIN/LOSS                                                          -               3,261,165
              ---------------------------------------------------------------------------------------------------------
                 CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION)                            -             (33,553,497)
              ---------------------------------------------------------------------------------------------------------
                 NET PURCHASES (SALES)                                                       -             148,428,483
              ---------------------------------------------------------------------------------------------------------
                 TRANSFERS IN AND/OR OUT OF LEVEL 3                                          -                       -
              ---------------------------------------------------------------------------------------------------------
              BALANCE AS OF MARCH 31, 2008                                               $   -           $ 621,685,736
              ---------------------------------------------------------------------------------------------------------

* Other Financial Instruments include investments in investment funds

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               UBS Credit Recovery Fund, L.L.C.
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Stephen Roussin
                         -------------------------------------------------------
                           Stephen Roussin, Principal Executive Officer


Date   May 28, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Stephen Roussin
                         -------------------------------------------------------
                           Stephen Roussin, Principal Executive Officer

Date   May 28, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Robert Aufenanger
                         -------------------------------------------------------
                           Robert Aufenanger, Principal Financial Officer


Date   May 28, 2008
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.